Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Oct. 31, 2019
Entity Registrant Name	Investment Managers Series Trust
Entity Central Index Key	0001318342
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 14, 2020
Document Effective Date	Apr. 14, 2020
Prospectus Date	Mar. 01, 2020